Equity (Details 2) - RSU [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, Beginning	42	77
Restricted share units, Converted	(40)	(30)
Restricted share units, Expired	0	(5)
Restricted share units, Ending	2	42